Goodwill - Additional Information (Detail) - ColdQuanta, Inc. dba Infleqtion [Member] - USD ($) $ in Thousands		12 Months Ended
	Jan. 25, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Asset Impairment Charges		$ 0	$ 13,539
Goodwill		9,315	$ 9,315	$ 9,315
Goodwill [Member]
Goodwill [Line Items]
Goodwill		$ 9,300
Morton Acquisition [Member] | Goodwill [Member]
Goodwill [Line Items]
Asset Impairment Charges	$ 1,500